Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2015	$6,301	$2,707,019	$321,175	$39,740	$25,308	$28,580	$7,716	$3,135,839
Transfer of pre-delivery payments	—	161,169	(161,169)	—	—	—	—	—
Additions	—	178,582	83,064	2,827	2,269	3,190	9,751	279,683
Disposals	—	(16,773)	—	(25)	(864)	(881)	(2,343)	(20,886)
Reclassifications	—	364	—	495	(766)	4,977	(5,070)	—

Balance at December 31, 2015	$6,301	$3,030,361	$243,070	$43,037	$25,947	$35,866	$10,054	$3,394,636
Transfer of pre-delivery payments	—	27,585	(27,585)	—	—	—	—	—
Additions	—	94,348	34,680	3,026	1,878	73	7,435	141,440
Disposals	—	(36,812)	—	(604)	(1,226)	(98)	—	(38,740)
Adjustments	—	100	—	—	2,363	—	—	2,463
Reclassifications	—	(340)	—	(289)	645	9,140	(10,896)	(1,740)

Balance at December 31, 2016	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Accumulated depreciation -
Balance at January 1, 2015 (reported)	$—	$(567,341)	$—	$(26,560)	$(18,197)	$(18,405)	$—	$(630,503)
Adjustment on correction of error	—	(181,242)	—	—	—	—	—	(181,242)

Balance at January 1, 2015 (restated)	$—	$(748,583)	$—	$(26,560)	$(18,197)	$(18,405)	$—	$(811,745)
Depreciation for the year	—	(133,045)	—	(3,214)	(2,774)	(4,229)	—	(143,262)
Disposals	—	13,341	—	23	581	177	—	14,122
Reclassifications	—	(39)	—	1,202	(1,501)	338	—	—

Balance at December 31, 2015 (restated)	$—	$(868,326)	$—	$(28,549)	$(21,891)	$(22,119)	$—	$(940,885)
Depreciation for the year	—	(141,418)	—	(3,724)	(2,284)	(4,246)	—	(151,672)
Disposals	—	13,587	—	524	1,220	12	—	15,343
Adjustments	—	(14)	—	—	(2,667)	—	—	(2,681)
Reclassifications	—	(99)	—	(116)	41	174	—	—

Balance at December 31, 2016 (restated)	$—	$(996,270)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,079,895)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017 (restated)	$—	$(1,094,560)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,186,454)
Carrying amounts -
At December 31, 2015 (restated)	$6,301	$2,162,035	$243,070	$14,488	$4,056	$13,747	$10,054	$2,453,751

At December 31, 2016 (restated)	$6,301	$2,118,972	$250,165	$13,305	$4,026	$18,802	$6,593	$2,418,164

At December 31, 2017 (restated)	$6,301	$2,157,669	$413,633	$11,337	$4,565	$18,124	$5,778	$2,617,407